Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 17,355	$ 33,108	$ 28,514
Investments in marketable securities		500	26,330
Prepaid expenses and other current assets	1,549	692	1,078
Inventory	671
Deferred financing costs	119	201	272
Total current assets	19,694	34,501	56,194
PROPERTY AND EQUIPMENT - at cost less accumulated depreciation	132	197	220
TOTAL ASSETS	19,826	34,698	56,414
CURRENT LIABILITIES:
Accounts payable	1,702	1,948	1,677
Accrued expenses	2,252	1,638	2,731
Outsourced services payable	161	658	841
Note payable	2,462	2,462	1,157
Capital lease obligations	9	12	11
Total current liabilities	6,586	6,718	6,417
LONG-TERM LIABILITIES:
Note payable, net of discount - less current portion	1,250	2,868	4,767
Other long-term liabilities	193	134	18
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
Preferred stock, $.01 par value - 10,000,000 shares authorized and no shares issued and outstanding at September 30, 2012, at December 31, 2011 and at December 31, 2010
Common stock, $.01 par value - 100,000,000 shares authorized and 31,498,502 shares issued and outstanding at Sep 30, 2012, 100,000,000 shares authorized and 31,427,355 shares issued and outstanding at December 31, 2011 and 100,000,000 shares authorized and 31,255,953 shares issued and outstanding at December 31, 2010	315	314	313
Additional paid-in capital	236,894	235,619	233,338
Common stock warrants	415	415	415
Accumulated deficit	(225,827)	(211,370)	(188,854)
TOTAL STOCKHOLDERS' EQUITY	11,797	24,978	45,212
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 19,826	$ 34,698	$ 56,414